Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2011
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit

11.       Net Income Per Limited Partner Unit

The following sets forth the calculation of net income per limited partner unit for the period from November 16 to December 31, 2011 (in thousands, except per unit amounts):

Net income	$13,016
Net income attributable to predecessor operations	(866)
Net income available to unitholders	12,150
Less: General partner’s approximate 0.1% interest in net income	(12)
Limited partners’ interest in net income	$12,138

Weighted average limited partner units outstanding:
Common units	15,698
Subordinated units	6,720
Total	22,418

Net income per limited partner unit (basic and diluted)	$0.54

Our subordinated units and restricted unit awards are considered to be participating securities for purposes of calculating our net income per limited partner unit, and accordingly, are included in basic computation as such. Net income per limited partner unit is determined by dividing the net income available to the common unitholders, after deducting our general partner’s approximate 0.1% interest in net income, by the number of common units and subordinated units outstanding as of December 31, 2011. The aggregate number of common units and subordinated units was 15,700,074 and 6,720,000. The majority of the units were outstanding since November 16, 2011.